Share Capital - Schedule of Classes of Share Capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000
Par value per share (in gbp per share)	£ 0.02	£ 0.02
Share capital, shares authorized, value	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	57,750,989	56,763,870
Share capital	£ 1,155	£ 1,135
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	41,810,877	40,666,258
Share capital	£ 836	£ 813
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	15,940,112	16,097,612
Share capital	£ 319	£ 322